Annual Total Returns (dei_DocumentInformationDocumentAxis, (Delaware Tax-Free Arizona Fund), Class A)	0 Months Ended
Dec. 29, 2011
(Delaware Tax-Free Arizona Fund) | Class A
Bar Chart Table:
Annual Return 2001	4.48%
Annual Return 2002	8.92%
Annual Return 2003	4.61%
Annual Return 2004	4.57%
Annual Return 2005	3.35%
Annual Return 2006	4.37%
Annual Return 2007	1.76%
Annual Return 2008	(4.02%)
Annual Return 2009	13.97%
Annual Return 2010	2.00%